DREYFUS MUNICIPAL CASH MANAGEMENT PLUS


                                                   October 31, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  Dreyfus Municipal Cash Management Plus
     Registration Statement File No. 33-36821
     CIK No.  000867955

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 9 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 25, 1995.

                                                   Very truly yours,



                                                   Eric B. Fischman
                                                   Assistant Secretary
cc:  Ernst & Young
     Stroock & Stroock & Lavan